STOCKHOLDERS’ EQUITY (Details) - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range - $ / shares			6 Months Ended	12 Months Ended
	May 31, 2019	May 31, 2018	Nov. 30, 2020	May 31, 2020	May 31, 2019	Jul. 19, 2019	Jul. 08, 2019	May 30, 2019	Nov. 14, 2018	Sep. 06, 2018	Aug. 14, 2018	May 30, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price						$ 1.10	$ 1.10		$ 0.75	$ 0.75	$ 0.75
Number of warrants outstanding (in Shares)	54,818,985		54,835,145	54,835,145	54,818,985			54,818,985				4,495,750
Weighted average remaining contractual life			1 year	1 year 6 months
Weighted average exercise price of outstanding warrants	$ 0.53	$ 0.61	$ 0.53	$ 0.53	$ 0.53
Number of warrants exercisable (in Shares)			54,835,145	54,835,145
Weighted average exercise price of exercisable warrants			$ 0.53	$ 0.53
Warrant Exercisable at $0.49 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price			$ 0.49	$ 0.49
Number of warrants outstanding (in Shares)			33,465,110	33,465,110
Weighted average remaining contractual life			1 year	1 year 6 months
Weighted average exercise price of outstanding warrants			$ 0.49	$ 0.49
Number of warrants exercisable (in Shares)			33,465,110	33,465,110
Weighted average exercise price of exercisable warrants			$ 0.49	$ 0.49
Warrants Exercisable at $0.50 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price			$ 0.50	$ 0.50
Number of warrants outstanding (in Shares)			2,736,500	2,736,500
Weighted average remaining contractual life			1 year 83 days	1 year 266 days
Weighted average exercise price of outstanding warrants			$ 0.50	$ 0.50
Number of warrants exercisable (in Shares)			2,736,500	2,736,500
Weighted average exercise price of exercisable warrants			$ 0.50	$ 0.50
Warrant Exercisable at $0.60 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price			$ 0.60	$ 0.60
Number of warrants outstanding (in Shares)			17,500,000	17,500,000
Weighted average remaining contractual life			1 year	1 year 6 months
Weighted average exercise price of outstanding warrants			$ 0.60	$ 0.60
Number of warrants exercisable (in Shares)			17,500,000	17,500,000
Weighted average exercise price of exercisable warrants			$ 0.60	$ 0.60
Warrant Exercisable at $0.75 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price			$ 0.75	$ 0.75
Number of warrants outstanding (in Shares)			837,500	837,500
Weighted average remaining contractual life			80 days	262 days
Weighted average exercise price of outstanding warrants			$ 0.75	$ 0.75
Number of warrants exercisable (in Shares)			837,500	837,500
Weighted average exercise price of exercisable warrants			$ 0.75	$ 0.75
Warrant Exercisable at $1.10 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price			$ 1.10	$ 1.10
Number of warrants outstanding (in Shares)			296,035	296,035
Weighted average remaining contractual life			1 year 21 days	1 year 204 days
Weighted average exercise price of outstanding warrants			$ 1.10	$ 1.10
Number of warrants exercisable (in Shares)			296,035	296,035
Weighted average exercise price of exercisable warrants			$ 1.10	$ 1.10